Investment Properties - Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 6,378	$ 730	$ 720
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	7,005	1,183
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(627)	(453)
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	466	467
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	466	467
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	240	263
Office buildings for rent [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	742	716
Office buildings for rent [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(502)	$ (453)
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,577
Warehouse | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,701
Warehouse | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(124)
Land leasehold right [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	95
Land leasehold right [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	96
Land leasehold right [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (1)